Summary of Share Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2006
Number of Options
Outstanding at January 1, 2012	6,975,344
Granted	1,200,000		10,416,950	36,250,000
Forfeited	(1,086,352)
Exercised	(1,752,184)
Outstanding at December 31, 2012	5,336,808	6,975,344
Vested or expected to vest at December 31, 2012	5,308,347
Exercisable at December 31, 2012	3,592,600
Weighted-Average Exercise Price
Outstanding at January 1, 2012	$ 1.76
Granted	$ 1.84
Forfeited	$ 3.29
Exercised	$ 0.79
Vested or expected to vest at December 31, 2012	$ 1.79
Exercisable at December 31, 2012	$ 1.77
Weighted-Average Remaining Contractual Term
Weighted-average remaining contractual term of options outstanding	7 years 22 days	7 years 1 month 10 days
Weighted-average remaining contractual term of options outstanding	7 years 22 days	7 years 1 month 10 days
Vested or expected to vest at December 31, 2012	7 years 22 days
Exercisable at December 31, 2012	6 years 4 days
Aggregate Intrinsic Value
Outstanding at January 1, 2012	$ 1,868
Outstanding at December 31, 2012	1,878	1,868
Vested or expected to vest at December 31, 2012	1,873
Exercisable at December 31, 2012	$ 1,614